Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Diversified Equity Income Fund	10/1/2017

On November 15, 2017, the Fund's Board of Trustees approved a proposal to change the Fund's name, as well as certain changes to the Fund's principal investment strategies. As a result, effective on or about February 28, 2018 (the Effective Date), the Fund’s name is changed to Columbia Large Cap Value Fund. Accordingly, on the Effective Date, all references in the Prospectus to Columbia Diversified Equity Income Fund are hereby deleted and replaced with Columbia Large Cap Value Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.

The information under the subsection “Principal Investment Strategies” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby superseded and replaced with the following:

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common and preferred stocks of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $378.4 million and $373.5 billion as of November 30, 2017). The market capitalization range and composition of the companies in the Index are subject to change.

The Fund typically invests in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.

The rest of the section remains the same.

The information under the subsection “Principal Risks” in the "Summary of The Fund" section and the "More Information About the Fund" section of the Fund's Prospectus is hereby revised to delete Quantitative Model Risk. The rest of each section remains the same.
Columbia Diversified Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Diversified Equity Income Fund	10/1/2017

On November 15, 2017, the Fund's Board of Trustees approved a proposal to change the Fund's name, as well as certain changes to the Fund's principal investment strategies. As a result, effective on or about February 28, 2018 (the Effective Date), the Fund’s name is changed to Columbia Large Cap Value Fund. Accordingly, on the Effective Date, all references in the Prospectus to Columbia Diversified Equity Income Fund are hereby deleted and replaced with Columbia Large Cap Value Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.

The information under the subsection “Principal Investment Strategies” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby superseded and replaced with the following:

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common and preferred stocks of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $378.4 million and $373.5 billion as of November 30, 2017). The market capitalization range and composition of the companies in the Index are subject to change.

The Fund typically invests in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.

The rest of the section remains the same.

The information under the subsection “Principal Risks” in the "Summary of The Fund" section and the "More Information About the Fund" section of the Fund's Prospectus is hereby revised to delete Quantitative Model Risk. The rest of each section remains the same.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common and preferred stocks of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $378.4 million and $373.5 billion as of November 30, 2017). The market capitalization range and composition of the companies in the Index are subject to change.

The Fund typically invests in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.